Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) (JPY ¥)	Sep. 30, 2014	Mar. 31, 2014
Liabilities [Abstract]
Long-term borrowings	¥ 8,412,012,000,000	¥ 8,227,063,000,000
Transferred to SPEs [Member]
Trading assets
Equities	89,000,000,000	99,000,000,000
Debt securities	57,000,000,000	64,000,000,000
Mortgage and mortgage-backed securities	25,000,000,000	23,000,000,000
Long-term loans receivable	7,000,000,000	7,000,000,000
Total	178,000,000,000	193,000,000,000
Liabilities [Abstract]
Long-term borrowings	¥ 167,000,000,000	¥ 182,000,000,000